Equity and Other Equity Items - Disclosure of Other Components of Equity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about other components of equity [Line items]
Beginning balance	¥ 24,288,329	¥ 21,339,012	¥ 20,655,210
Other comprehensive income, net of tax	1,143,129	1,012,476	(508,645)
Ending balance	27,154,820	24,288,329	21,339,012
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [Member]
Disclosure of detailed information about other components of equity [Line items]
Beginning balance	1,295,351	954,070	1,016,035
Other comprehensive income, net of tax	(103,131)	380,814	(58,946)
Reclassification to retained earnings	(59,110)	(31,321)	(4,935)
Other comprehensive income for the period attributable to non-controlling interests	1,561	(8,211)	1,916
Ending balance	1,134,671	1,295,351	954,070
Remeasurements of defined benefit plans [Member]
Disclosure of detailed information about other components of equity [Line items]
Other comprehensive income, net of tax	151,243	221,409	(54,176)
Reclassification to retained earnings	(149,602)	(219,047)	55,580
Other comprehensive income for the period attributable to non-controlling interests	(1,640)	(2,362)	(1,404)
Exchange differences on translating foreign operations [Member]
Disclosure of detailed information about other components of equity [Line items]
Beginning balance	12,375	(368,520)
Other comprehensive income, net of tax	1,095,017	410,253	(395,523)
Other comprehensive income for the period attributable to non-controlling interests	(38,810)	(29,357)	27,002
Ending balance	1,068,583	12,375	(368,520)
Total other components of equity [Member]
Disclosure of detailed information about other components of equity [Line items]
Beginning balance	1,307,726	585,549	1,016,035
Other comprehensive income, net of tax	1,143,129	1,012,476	(508,645)
Reclassification to retained earnings	(208,712)	(250,369)	50,644
Other comprehensive income for the period attributable to non-controlling interests	(38,889)	(39,930)	27,514
Ending balance	¥ 2,203,254	¥ 1,307,726	¥ 585,549